U.S. SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                     FORM 24F-2

             Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2

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1. Name and address of issuer:     Anchor National Life Insurance Company
                                   1 SunAmerica Center
                                   Los Angeles, CA  90067
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2. Name of each series or class of funds
   for which this notice is filed:         Variable Separate Account
                                           (Portion Relating to the POLARIS
                                           Variable Annuity
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3. Investment Company Act File Number:     811-3859

   Securities Act File Number:             33-47473

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4. Last day of fiscal year for
   which this notice is filed:             November 30, 1996

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                 [ ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A-6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
   beginning of the fiscal year:                             $             0
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                             $             0
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9. Number and aggregate sale price of securities sold during the fiscal year:
                            81,527,978   units               $ 1,115,589,896
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                            81,527,978   units               $ 1,115,589,896
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
     Instruction B.7):                                       $             0
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12.  Calculation of registration fee:
   (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10:)
                                                             $ 1,115,589,896
                                                             ___________________
   (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                             +             0
                                                             ___________________
   (iii)  Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                             -   126,776,611
                                                             ___________________
   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                             +             0
                                                             ___________________
   (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line(i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                                 988,813,285
                                                             ___________________
   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of
        1933 or other applicable law or regulation (see Instruction C.6):
                                                             x        1/3300
                                                             ___________________
   (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                             $       299,640.39
                                                             ===================

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                        [ X ]

   Date of mailing or wire transfer of filing fees to the Commission's
   lockbox depository:   January 28, 1997

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                      SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.



            By (Signature and Title)     /s/ SCOTT L. ROBINSON
                                         ___________________________________
                                         Scott L. Robinson
                                         Senior Vice President

               Date: January 28, 1997

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